Portfolio of Investments
Columbia Seligman Premium Technology Growth Fund, Inc., March 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.5%
Issuer	Shares	Value ($)
Communication Services 10.3%
Entertainment 1.2%
Activision Blizzard, Inc.	74,682	5,982,775
Interactive Media & Services 6.5%
Alphabet, Inc., Class A(a),(b)	7,241	20,139,755
Alphabet, Inc., Class C(a)	4,685	13,085,158
Twitter, Inc.(a)	12,500	483,625
Total		33,708,538
Media 2.5%
Comcast Corp., Class A	47,925	2,243,849
Discovery, Inc., Class C(a)	146,632	3,661,401
Fox Corp., Class A	184,700	7,286,415
Total		13,191,665
Wireless Telecommunication Services 0.1%
T-Mobile USA, Inc.(a)	3,400	436,390
Total Communication Services		53,319,368
Consumer Discretionary 2.2%
Internet & Direct Marketing Retail 2.2%
eBay, Inc.	195,829	11,213,168
Total Consumer Discretionary		11,213,168
Health Care 0.2%
Biotechnology 0.2%
Eiger BioPharmaceuticals, Inc.(a)	110,761	919,316
Total Health Care		919,316
Industrials 2.5%
Electrical Equipment 2.3%
Bloom Energy Corp., Class A(a)	489,301	11,816,619
Professional Services 0.2%
HireRight Holdings Corp.(a)	75,195	1,285,835
Total Industrials		13,102,454
Information Technology 82.3%
Communications Equipment 5.2%
Arista Networks, Inc.(a)	26,144	3,633,493
Cisco Systems, Inc.	53,500	2,983,160
F5, Inc.(a)	37,100	7,752,045
Lumentum Holdings, Inc.(a)	77,150	7,529,840
Common Stocks (continued)
Issuer	Shares	Value ($)
Plantronics, Inc.(a)	44,219	1,742,229
Telefonaktiebolaget LM Ericsson, ADR	345,700	3,159,698
Total		26,800,465
Electronic Equipment, Instruments & Components 1.4%
Advanced Energy Industries, Inc.	84,425	7,267,304
IT Services 7.1%
DXC Technology Co.(a)	65,300	2,130,739
Fidelity National Information Services, Inc.	38,600	3,876,212
Fiserv, Inc.(a)	46,576	4,722,806
GoDaddy, Inc., Class A(a)	122,085	10,218,515
Pagseguro Digital Ltd., Class A(a)	62,041	1,243,922
Thoughtworks Holding, Inc.(a)	92,003	1,914,583
Visa, Inc., Class A	56,525	12,535,549
Total		36,642,326
Semiconductors & Semiconductor Equipment 35.1%
Analog Devices, Inc.	76,994	12,717,869
Applied Materials, Inc.(b)	129,086	17,013,535
Broadcom, Inc.(b)	31,825	20,039,566
GlobalFoundries, Inc.(a)	59,715	3,727,410
Intel Corp.	79,916	3,960,637
Lam Research Corp.(b)	54,672	29,392,214
Marvell Technology, Inc.	189,222	13,569,110
Microchip Technology, Inc.	70,800	5,319,912
Micron Technology, Inc.	140,860	10,971,585
NXP Semiconductors NV	33,200	6,144,656
Qorvo, Inc.(a)	59,175	7,343,617
Rambus, Inc.(a)	111,300	3,549,357
Renesas Electronics Corp.(a)	469,500	5,440,082
SMART Global Holdings, Inc.(a)	138,790	3,584,946
Synaptics, Inc.(a)	95,645	19,081,177
Teradyne, Inc.(b)	159,607	18,870,336
Total		180,726,009
Columbia Seligman Premium Technology Growth Fund, Inc. | First Quarter Report 2022	1

Portfolio of Investments   (continued)
Columbia Seligman Premium Technology Growth Fund, Inc., March 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 20.7%
Cerence, Inc.(a)	69,092	2,494,221
Dropbox, Inc., Class A(a)	434,335	10,098,289
Fortinet, Inc.(a)	28,044	9,583,757
Intapp, Inc.(a)	20,363	488,916
Microsoft Corp.(b)	59,100	18,221,121
NortonLifeLock, Inc.	338,748	8,983,597
Oracle Corp.	55,000	4,550,150
Palo Alto Networks, Inc.(a)	16,336	10,169,323
SailPoint Technologies Holdings, Inc.(a)	35,619	1,822,980
Salesforce.com, Inc.(a)	18,800	3,991,616
Samsara, Inc., Class A(a)	179,426	2,874,405
Splunk, Inc.(a)	7,000	1,040,270
Synopsys, Inc.(a)	52,902	17,630,650
Tenable Holdings, Inc.(a)	28,700	1,658,573
Verint Systems, Inc.(a)	19,775	1,022,367
VMware, Inc., Class A	32,973	3,754,635
Xperi Holding Corp.	339,088	5,873,004
Zendesk, Inc.(a)	19,700	2,369,713
Total		106,627,587
Common Stocks (continued)
Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 12.8%
Apple, Inc.(b)	168,800	29,474,168
Dell Technologies, Inc.(a)	89,879	4,511,027
HP, Inc.	309,257	11,226,029
NetApp, Inc.	110,659	9,184,697
Western Digital Corp.(a)	227,949	11,317,668
Total		65,713,589
Total Information Technology		423,777,280
Total Common Stocks (Cost $247,890,942)		502,331,586

Money Market Funds 3.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.308%(c),(d)	16,817,823	16,811,096
Total Money Market Funds (Cost $16,812,060)		16,811,096
Total Investments in Securities (Cost: $264,703,002)		519,142,682
Other Assets & Liabilities, Net		(4,217,913)
Net Assets		514,924,769

At March 31, 2022, securities and/or cash totaling $122,941,825 were pledged as collateral.
Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Apple, Inc.	Morgan Stanley	USD	(1,466,724)	(84)	190.00	5/20/2022	(20,819)	(15,498)
NASDAQ 100 Index	Morgan Stanley	USD	(255,222,028)	(172)	15,025.00	4/14/2022	(1,512,993)	(3,377,220)
Total							(1,533,812)	(3,392,718)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at March 31, 2022.
(d)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.308%
	12,268,140	24,705,322	(20,161,910)	(456)	16,811,096	(1,344)	3,373	16,817,823
2	Columbia Seligman Premium Technology Growth Fund, Inc. | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Seligman Premium Technology Growth Fund, Inc., March 31, 2022 (Unaudited)
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Seligman Premium Technology Growth Fund, Inc. | First Quarter Report 2022	3

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT221_12_M01_(05/22)